Investment Securities (Investments by Length and Category in Continuous Loss Position) (Detail) ¥ in Millions	Sep. 30, 2020 JPY (¥) Securities	Mar. 31, 2020 JPY (¥) Securities
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 14,604,115	¥ 14,344,490
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	25,973	44,087
Available-for-sale debt securities, Fair value, 12 months or more	231,162	646,265
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3,509	6,808
Available-for-sale debt securities, Fair value, Total	14,835,277	14,990,755
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 29,482	¥ 50,895
Available-for-sale debt securities, Number of securities | Securities	1,033	1,408
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 811,706
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		10,290
Held-to-maturity debt securities, Fair value, 12 months or more		1,754,352
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more		21,444
Held-to-maturity debt securities, Fair value, Total		2,566,058
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 31,734
Held-to-maturity debt securities, Number of securities | Securities		398
Japanese National Government and Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 12,651,521	¥ 11,781,600
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	16,634	30,961
Available-for-sale debt securities, Fair value, 12 months or more	733
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	9
Available-for-sale debt securities, Fair value, Total	12,652,254	11,781,600
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 16,643	¥ 30,961
Available-for-sale debt securities, Number of securities | Securities	186	202
Japanese Prefectural and Municipal Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 715,401	¥ 935,540
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,517	2,202
Available-for-sale debt securities, Fair value, 12 months or more	0
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	0
Available-for-sale debt securities, Fair value, Total	715,401	935,540
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,517	¥ 2,202
Available-for-sale debt securities, Number of securities | Securities	262	340
Foreign Government and Official Institution Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 261,083	¥ 564,620
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,278	5,481
Available-for-sale debt securities, Fair value, 12 months or more	36,846	114,407
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3	547
Available-for-sale debt securities, Fair value, Total	297,929	679,027
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 2,281	¥ 6,028
Available-for-sale debt securities, Number of securities | Securities	42	153
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 55,746
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		689
Held-to-maturity debt securities, Fair value, 12 months or more
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more
Held-to-maturity debt securities, Fair value, Total		55,746
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 689
Held-to-maturity debt securities, Number of securities | Securities		9
Corporate Bonds [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 402,062	¥ 522,941
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	718	1,191
Available-for-sale debt securities, Fair value, 12 months or more	4,417	25,228
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	3	14
Available-for-sale debt securities, Fair value, Total	406,479	548,169
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 721	¥ 1,205
Available-for-sale debt securities, Number of securities | Securities	136	154
Residential Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 168,166	¥ 114,057
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	400	530
Available-for-sale debt securities, Fair value, 12 months or more	117,942	388,064
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	700	3,801
Available-for-sale debt securities, Fair value, Total	286,108	502,121
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,100	¥ 4,331
Available-for-sale debt securities, Number of securities | Securities	201	402
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 108,478
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		1,033
Held-to-maturity debt securities, Fair value, 12 months or more		360,841
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more		1,979
Held-to-maturity debt securities, Fair value, Total		469,319
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 3,012
Held-to-maturity debt securities, Number of securities | Securities		281
Commercial Mortgage-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 30,431	¥ 182,887
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	1,391	3,087
Available-for-sale debt securities, Fair value, 12 months or more	0	1,304
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	0	2
Available-for-sale debt securities, Fair value, Total	30,431	184,191
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,391	¥ 3,089
Available-for-sale debt securities, Number of securities | Securities	36	39
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 10,281
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		32
Held-to-maturity debt securities, Fair value, 12 months or more		133,791
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more		285
Held-to-maturity debt securities, Fair value, Total		144,072
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 317
Held-to-maturity debt securities, Number of securities | Securities		31
Asset-backed Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 204,689	¥ 189,775
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	2,735	503
Available-for-sale debt securities, Fair value, 12 months or more	51,321	86,605
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,768	620
Available-for-sale debt securities, Fair value, Total	256,010	276,380
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 4,503	¥ 1,123
Available-for-sale debt securities, Number of securities | Securities	110	94
Held-to-maturity debt securities, Fair value, Less than 12 months		¥ 637,201
Held-to-maturity debt securities, Gross unrealized losses, Less than 12 months		8,536
Held-to-maturity debt securities, Fair value, 12 months or more		1,259,720
Held-to-maturity debt securities, Gross unrealized losses, 12 months or more		19,180
Held-to-maturity debt securities, Fair value, Total		1,896,921
Held-to-maturity debt securities, Gross unrealized losses, Total		¥ 27,716
Held-to-maturity debt securities, Number of securities | Securities		77
Other Debt Securities [Member]
Investment Securities [Line Items]
Available-for-sale debt securities, Fair value, Less than 12 months	¥ 170,762	¥ 53,070
Available-for-sale debt securities, Gross unrealized losses, Less than 12 months	300	132
Available-for-sale debt securities, Fair value, 12 months or more	19,903	30,657
Available-for-sale debt securities, Gross unrealized losses, 12 months or more	1,026	1,824
Available-for-sale debt securities, Fair value, Total	190,665	83,727
Available-for-sale debt securities, Gross unrealized losses, Total	¥ 1,326	¥ 1,956
Available-for-sale debt securities, Number of securities | Securities	60	24